SEGMENTAL INFORMATION - Assets, Non-Current Assets, Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 15,078	$ 13,230	[1],[2]	$ 8,257	[1],[2]
Capital expenditure	1,449	1,090		1,042
Gold income	9,730	5,673		4,480
Net impairment (reversal) and derecognition of assets				227
Concentrate sales
Disclosure of operating segments [line items]
Gold income	120	314		267
Quebradona Project
Disclosure of operating segments [line items]
Impairment of assets	98
Australia
Disclosure of operating segments [line items]
Goodwill	102	95		105
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	62	59		58
Foreign entities
Disclosure of operating segments [line items]
Non-current assets	9,859	9,575		5,423
DRC
Disclosure of operating segments [line items]
Non-current assets	648	487		561
Egypt
Disclosure of operating segments [line items]
Non-current assets	3,319	3,617		0
Ghana
Disclosure of operating segments [line items]
Non-current assets	2,008	1,722		1,512
Tanzania
Disclosure of operating segments [line items]
Non-current assets	843	812		706
Australia
Disclosure of operating segments [line items]
Non-current assets	843	666		752
Brazil
Disclosure of operating segments [line items]
Non-current assets	576	577		510
United States
Disclosure of operating segments [line items]
Non-current assets	846	660		636
Americas
Disclosure of operating segments [line items]
Net impairment (reversal) and derecognition of assets	(69)	50		207
Africa
Disclosure of operating segments [line items]
Net impairment (reversal) and derecognition of assets	59	(3)		(5)
Projects
Disclosure of operating segments [line items]
Net impairment (reversal) and derecognition of assets	98			25
Operating segments
Disclosure of operating segments [line items]
Total assets	15,078	13,230		8,257
Capital expenditure	1,600	1,215		1,127
Gold income	10,768	6,414		5,148
Operating segments | Africa
Disclosure of operating segments [line items]
Total assets	9,294	9,081		4,414
Capital expenditure	1,135	814		710
Gold income	7,152	3,756		3,068
Operating segments | Africa | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Total assets	981	950		1,066
Capital expenditure	151	125		85
Gold income	1,038	741		668
Operating segments | Africa | Iduapriem
Disclosure of operating segments [line items]
Total assets	668	579		526
Capital expenditure	173	169		142
Gold income	704	563		522
Operating segments | Africa | Obuasi
Disclosure of operating segments [line items]
Total assets	1,617	1,481		1,288
Capital expenditure	209	202		214
Gold income	942	530		439
Operating segments | Africa | Siguiri
Disclosure of operating segments [line items]
Total assets	700	591		486
Capital expenditure	102	102		78
Gold income	990	653		505
Operating segments | Africa | Geita
Disclosure of operating segments [line items]
Total assets	1,283	1,231		1,042
Capital expenditure	238	196		191
Gold income	1,730	1,150		934
Operating segments | Africa | Sukari
Disclosure of operating segments [line items]
Total assets	4,034	4,243		0
Capital expenditure	262	20		0
Gold income	1,748	119		0
Operating segments | Africa | Administration and other
Disclosure of operating segments [line items]
Total assets	11	6		6
Operating segments | Australia
Disclosure of operating segments [line items]
Total assets	1,115	845		942
Capital expenditure	185	153		135
Gold income	1,876	1,394		1,081
Operating segments | Australia | Sunrise Dam
Disclosure of operating segments [line items]
Capital expenditure	87	65		47
Gold income	789	626		495
Operating segments | Australia | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Capital expenditure	98	88		87
Gold income	1,087	768		586
Operating segments | Australia | Administration and other
Disclosure of operating segments [line items]
Capital expenditure	0	0		1
Operating segments | Americas
Disclosure of operating segments [line items]
Total assets	1,712	1,533		1,336
Capital expenditure	236	209		254
Gold income	1,740	1,264		999
Operating segments | Americas | Cerro Vanguardia
Disclosure of operating segments [line items]
Total assets	560	626		524
Capital expenditure	64	71		75
Gold income	612	439		317
Operating segments | Americas | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Total assets	1,080	728		654
Capital expenditure	135	98		124
Gold income	946	634		515
Operating segments | Americas | Serra Grande
Disclosure of operating segments [line items]
Total assets	0	161		139
Capital expenditure	37	40		55
Gold income	182	191		167
Operating segments | Americas | Administration and other
Disclosure of operating segments [line items]
Total assets	72	18		19
Operating segments | Projects
Disclosure of operating segments [line items]
Total assets	975	991		833
Capital expenditure	42	38		27
Operating segments | Projects | Colombian projects
Disclosure of operating segments [line items]
Total assets	117	207		194
Capital expenditure	13	13		11
Operating segments | Projects | North American projects
Disclosure of operating segments [line items]
Total assets	858	784		639
Capital expenditure	29	25		16
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Total assets	1,982	780		732
Capital expenditure	2	1		1
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Capital expenditure	151	125		85
Gold income	$ 1,038	$ 741		$ 668

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.